Debt (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2011	Apr. 30, 2010
Debt (Textuals) [Abstract]
Debt payment, 2012	$ 253
Debt payment, 2013	3
Debt payment, 2014	253
Debt payment, 2016	$ 250
Weighted average interest rate on short term borrowing outstanding		0.20%